Property, Plant and Equipment, Net, and Investment Property, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net, and Investment Property, Net
Property, Plant and Equipment, Net, and Investment Property, Net
11.	Property, Plant and Equipment, Net, and Investment Property, Net

Property, Plant and Equipment, Net

Changes in the carrying amounts of property, plant and equipment for the years ended December 31, 2022 and 2021, are as follows:

															Construction
	Buildings		Technical		Satellite		Furniture		Transportation		Computer		Leasehold		and Projects
	and Land		Equipment		Transponders		and Fixtures		Equipment		Equipment		Improvements		in Progress (1)		Total
Cost:
January 1, 2021	Ps.	14,886,912	Ps.	157,262,188	Ps.	6,026,094	Ps.	1,263,800	Ps.	3,122,232	Ps.	9,198,382	Ps.	3,605,636	Ps.	12,873,670	Ps.	208,238,914
Additions		2,290		14,334,876		—		68,201		395,005		339,967		17,508		8,110,000		23,267,847
Dismantling cost		—		69,350		—		—		—		—		—		—		69,350
Retirements and reclassifications to other accounts		(93,883)		(2,423,831)		—		(62,210)		(280,189)		(618,714)		(19,860)		(1,055,858)		(4,554,545)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(547,940)		(547,940)
Transfers and reclassifications		412,054		3,513,272		—		28,976		170,788		594,158		125,175		(4,844,423)		—
Effect of translation		(4,773)		39,351		—		36		71		306		37		97		35,125
December 31, 2021		15,202,600		172,795,206		6,026,094		1,298,803		3,407,907		9,514,099		3,728,496		14,535,546		226,508,751
Additions		3,329		13,978,378		—		35,064		118,028		201,745		23,279		2,955,564		17,315,387
Dismantling cost		—		195,304		—		—		—		—		—		—		195,304
Retirements and reclassifications to other accounts		(91,077)		(6,171,083)		—		(148,546)		(523,397)		(558,400)		(331,212)		974,880		(6,848,835)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(502,017)		(502,017)
Transfers investment property		(3,867,138)		—		—		—		—		—		—		—		(3,867,138)
Transfers and reclassifications		226,903		5,900,361		—		29,147		24,357		84,970		128,544		(6,394,282)		—
Effect of translation		(15,030)		(148,110)		—		(41)		(148)		(655)		(47)		1,086		(162,945)
December 31, 2022	Ps.	11,459,587	Ps.	186,550,056	Ps.	6,026,094	Ps.	1,214,427	Ps.	3,026,747	Ps.	9,241,759	Ps.	3,549,060	Ps.	11,570,777	Ps.	232,638,507

Accumulated depreciation:
January 1, 2021	Ps.	(5,307,759)	Ps.	(103,248,870)	Ps.	(3,971,069)	Ps.	(718,471)	Ps.	(2,031,266)	Ps.	(7,106,312)	Ps.	(2,573,540)	Ps.	—	Ps.	(124,957,287)
Depreciation of the year		(304,842)		(15,641,059)		(282,414)		(117,255)		(262,008)		(848,426)		(274,546)		—		(17,730,550)
Retirements		70,754		3,326,801		—		58,751		127,440		557,776		(133)		—		4,141,389
Effect of translation		(1,362)		(38,575)		—		(28)		(69)		(110)		(33)		—		(40,177)
December 31, 2021		(5,543,209)		(115,601,703)		(4,253,483)		(777,003)		(2,165,903)		(7,397,072)		(2,848,252)		—		(138,586,625)
Depreciation of the year		(211,805)		(16,063,925)		(282,414)		(93,462)		(210,362)		(495,891)		(221,854)		—		(17,579,713)
Retirements		252,367		3,520,999		—		70,413		406,901		215,279		182,517		—		4,648,476
Transfers investment property		993,973		—		—		—		—		—		—		—		993,973
Effect of translation		2,248		118,584		—		36		82		784		47		—		121,781
December 31, 2022	Ps.	(4,506,426)	Ps.	(128,026,045)	Ps.	(4,535,897)	Ps.	(800,016)	Ps.	(1,969,282)	Ps.	(7,676,900)	Ps.	(2,887,542)	Ps.	—	Ps.	(150,402,108)

Carrying amount:
January 1, 2021	Ps.	9,579,153	Ps.	54,013,318	Ps.	2,055,025	Ps.	545,329	Ps.	1,090,966	Ps.	2,092,070	Ps.	1,032,096	Ps.	12,873,670	Ps.	83,281,627
December 31, 2021	Ps.	9,659,391	Ps.	57,193,503	Ps.	1,772,611	Ps.	521,800	Ps.	1,242,004	Ps.	2,117,027	Ps.	880,244	Ps.	14,535,546	Ps.	87,922,126
December 31, 2022	Ps.	6,953,161	Ps.	58,524,011	Ps.	1,490,197	Ps.	414,411	Ps.	1,057,465	Ps.	1,564,859	Ps.	661,518	Ps.	11,570,777	Ps.	82,236,399

(1)	Retirements and reclassifications to other accounts include: (i) set-up box refurbishment projects that are subsequently reclassified to inventory in order to be assigned or sold to a customer; and (ii) projects in progress related to certain costs that are reclassified to programming when a specific program benefits from those costs.

Depreciation charges are presented in Note 21. Depreciation charged to income for the year ended December 31, 2022 and 2021, was Ps.17,579,713 and Ps.17,730,550, respectively, which included Ps.73,473 and Ps.884,103, corresponding to the depreciation of discontinued operations, respectively.

Property, plant and equipment include the following carrying amounts of technical equipment leased to subscribers in the Cable and Sky segments as of December 31, 2022 and 2021:

	2022		2021
Subscriber leased set-top equipment	Ps.	54,493,281	Ps.	47,813,940
Accumulated depreciation		(34,231,392)		(30,316,415)
	Ps.	20,261,889	Ps.	17,497,525

Property, plant and equipment include the following carrying amounts of dismantling costs (technical equipment) related to incurred obligations in the Cable segment as of December 31, 2022 and 2021:

	2022		2021
Dismantling costs	Ps.	1,133,071	Ps.	937,767
Accumulated depreciation		(522,651)		(433,426)
	Ps.	610,420	Ps.	504,341

Investment Property, Net

Beginning in the first quarter of 2022, in connection with the TelevisaUnivision Transaction, the Group leases some buildings and land to TelevisaUnivision under operating lease agreements. These operating lease agreements contain initial non-cancellable periods between 7 and 19 years. Subsequent renewals are negotiated with the lessee and average renewal periods are of five years. The leased buildings and land are in Mexico City and include the Group’s San Angel and Chapultepec facilities and part of the Company’s headquarters. These properties are classified as investment properties in accordance with IFRS Standards given that such properties are held by the Group primarily to earn rentals rather than for use in the production or supply of goods or services or for administrative purposes, or sale in the ordinary course of business (see Note 3).

Changes in the carrying amount of investment property for the year ended December 31, 2022, are as follows:

	Buildings and Land
Cost:
Reclassification from property, plant and equipment in the first quarter of 2022	Ps.	3,867,138
December 31, 2022	Ps.	3,867,138
Accumulated depreciation:
Reclassification from property, plant and equipment in the first quarter of 2022		(910,264)
Depreciation of the period		(83,709)
December 31, 2022	Ps.	(993,973)
Carrying amount:
December 31, 2022	Ps.	2,873,165

Depreciation charges are presented in Note 21.

As of December 31, 2022, the fair value of the Group’s investment property amounted to Ps.8,837,686, as measured by an independent appraiser who holds a recognized and relevant professional qualification and experience in the investment property being valued.

Net lease income from investment property, net of direct operating expenses amounted to Ps.311,343,for the year ended December 31, 2022, and was accounted for as a reduction of the Group’s corporate expense included in administrative expenses (see Note 21).

A maturity analysis of undiscounted lease payments to be received by the Group as of December 31, 2022 for buildings and land subject to operating leases is presented as follows (Thousands of U.S. dollars):

	Undiscounted
Year	Lease Payments
2023	U.S.$	22,037
2024		22,037
2025		22,037
2026		22,037
2027		22,037
Thereafter		310,981